Commitments for Expenditure	12 Months Ended
Jun. 30, 2018
Commitments for Expenditure

NOTE 24. COMMITMENTS FOR EXPENDITURE

	Consolidated
	30 June 2018 $	30 June 2017 $
Lease commitments—operating
Committed at the reporting date but not recognised as liabilities, payable:
Within one year	117,562	—
One to five years	21,600	—
	139,162	—

Operating lease commitments includes contracted amounts for leases of premises under non-cancellable operating leases expiring within two years. On renewal, the terms of the leases are renegotiated.